18. INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about intangible assets [abstract]
Schedule of composition of intangible assets

The composition of the balance at December 31, 2020 and 2019 is as follow:

	2020			2019
	Historical cost	Accumulated amortization	Residual value	Historical cost	Accumulated amortization	Residual value
In service
Useful life defined
Temporary easements	13	(4)	9	12	(4)	8
Onerous concession	19	(13)	6	20	(13)	7
Assets of concession (1)	20,781	(9.107)	11,674	20,039	(8,522)	11,517
Others	78	(70)	8	77	(67)	10
	20,891	(9,194)	11,697	20,148	(8,606)	11,542
In progress	113	—	113	82	—	82
Net intangible assets	21,004	(9,194)	11,810	20,230	(8,606)	11,624

(1)	The rights of authorization to generate wind power granted to the subsidiary Parajuru and Volta do Rio, at the net value of R$128, and of the gas distribution concession, granted to Gasmig, valued at R$412, are classified in the consolidated statement of financial position under intangibles assets and are amortized by the straight-line method, for the period of the concessions.

Schedule of changes in intangible assets

Changes in Intangible assets are as follow:

	2019	Additions	Disposals (1)	Amortization	Transfers (2)	2020
In service
Useful life defined
Temporary easements	8	—	—	—	1	9
Onerous concession	7	—	—	(1)	—	6
Assets of concession	11,517	—	(24)	(738)	919	11,674
Others	10	—	—	(5)	3	8
	11,542	—	(24)	(744)	923	11,697
In progress	82	41	—	—	(10)	113
Net intangible assets	11,624	41	(24)	(744)	913	11,810
(1)	This includes the impairment reversal, in the amount of R$14, recognized in the Income Statement under “Other expenses”, as a result of the test of impairment of intangible assets, relating to the authorization for wind power generation granted to Volta do Rio, on December 31, 2020. More information is available on this note.
(2)	The transfers were made between Intangible assets, concession contract assets, financial assets and property, plant and equipment are as follows: (1) R$906 from concession contract assets to intangible assets; (2) R$2 from property, plant and equipment to intangible assets; and (3) R$5 from concession financial asset to intangible assets.
	2018	Additions	Disposals (1)	Amortization	Transfers (2)	2019
In service
Useful life defined
Temporary easements	9	—	—	(1)	—	8
Onerous concession	7	—	—	—	—	7
Assets of concession	10,680	891	(41)	(698)	685	11,517
Others	18	7	—	(5)	(10)	10
	10,714	898	(41)	(704)	675	11,542
In progress	63	36	—	—	(17)	82
Net intangible assets	10,777	934	(41)	(704)	658	11,624
(1)	This includes the impairment, in the amount of R$22 recognized in the Income Statement under “Other expenses”. The test of impairment of intangible assets, relating to the authorization for wind power generation granted to Volta do Rio, recognized in 2018 as part of the its business combination, arises from non-achievement of the operational performance expected in 2019 for the wind generation assets of the subsidiary. The Value in Use of the assets was calculated based on the projection of future expected cash flows for the operation of the assets of the subsidiary, brought to present value by the weighted average cost of capital defined for the company’s activity, using the Firm Cash Flow (FCFF) methodology.
(2)	The transfers were made between Intangible assets, concession contract assets and property, plant and equipment are as follows: (1) R$685 from concession contract assets to intangible assets; (2) (R$4) from intangible assets to property, plant and equipment and; and (3) (R$23) from intangible assets to concession financial assets.
	2017	Assets arising from business combination	Additions	Disposals	Effects of first-time adoption of IFRS 15	Amortization	Transfer to Held for sale	Transfers	2018
In service
Useful life defined
Temporary easements	10	—	—	—	—	(1)	—	—	9
Onerous concession	8	—	—	—	—	(1)	—	—	7
Assets of concession	10,435	162	—	(23)	—	(668)	—	774	10,680
Others	17	4	1	—	—	(5)	(7)	8	18
	10,470	166	1	(23)	—	(675)	(7)	782	10,714
In progress	686	—	33	(4)	(621)	—	—	(31)	63
Net intangible assets	11,156	166	34	(27)	(621)	(675)	(7)	751	10,777

Schedule of disclosure of intangible assets principal amortization rates

The main amortization rates, which take into account the useful life that management expects for the asset, and reflect the expected pattern of their consumption, are as follows:

Energy	(%)	Administration	(%)
System cable – below 69 KV	6.67	Software	20.00
System cable – below 69 KV	3.57	Vehicles	14.29
Structure – Posts	3.57	General equipment	6.25
Overhead distribution transformer	4.00	Buildings	3.33
Circuit breaker – up to 69 kV	3.03
Capacitor bank – up to 69 kV	6.67
Voltage regulator – up to 69 kV	4.35

Gas	(%)	Administration	(%)
Tubing	3.33	Software	20.00
Buildings, works and improvements	4.00	Vehicles	20.00
Improvements in leased properties	10.00	Data processing equipment	20.00
Machinery and equipment	5.00 a 20.00	Furniture	10.00

The annual average amortization rate is 4.05%. The segregation by activity is as follows:

Hydroelectric Generation	Wind Power Generation	Gas	Distribution	Administration
9.06%	8.88%	3.48%	3.90%	15.74%

Schedule of based on the data supplied

Based on the data supplied by CCEE to Aneel, the Company’s plants will have the right to the following periods of extension:

Power plant	Physical Guarantee (average MW)	Concession extension (months)
Emboração	500	23
Nova Ponte	270	25
Sá Carvalho	56	22
Rosal	29	46
Others (1)	399	—

(1)	Includes 11 power plants, of which 7 are owned by Cemig GT, 1 is owned by Cemig PCH and 3 are owned by Horizontes. The average concession extension in months varies between 1 and 84 months.